Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 34,377	¥ 26,824
Reserve funds requires to be maintained by MHFG Group	1,322	1,313
Fair value collateral received that can be sold or repledged	12,116	13,588
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 11,616	¥ 12,657